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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-242

                          IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

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ITEM I SCHEDULE OF INVESTMENTS

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      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Shares      Description                                        Value (+)(e)
-----------   -------------------------------------------------  ------------
Common Stocks -- 98.8% of Net Assets
              Aerospace & Defense -- 4.5%
     99,300   Honeywell International, Inc.                      $  4,247,061
    176,200   Raytheon Co.                                          8,077,008
                                                                 ------------
                                                                   12,324,069
                                                                 ------------
              Banks -- 1.0%
     86,400   U.S. Bancorp                                          2,635,200
                                                                 ------------
              Beverages -- 2.4%
     65,900   Coca-Cola Co. (The)                                   2,759,233
     58,100   Diageo PLC, Sponsored ADR(c)                          3,685,283
                                                                 ------------
                                                                    6,444,516
                                                                 ------------
              Building Materials -- 1.0%
     84,900   Masco Corp.                                           2,758,401
                                                                 ------------
              Computers -- 10.1%
    337,500   Dell, Inc.(a)                                        10,044,000
    342,200   Hewlett-Packard Co.                                  11,258,380
  1,223,900   Sun Microsystems, Inc.(a)                             6,278,607
                                                                 ------------
                                                                   27,580,987
                                                                 ------------
              Diversified Financial Services -- 15.0%
    147,500   American Express Co.                                  7,751,125
    172,600   Citigroup, Inc.                                       8,151,898
    296,800   JPMorgan Chase & Co.                                 12,358,752
    198,300   Morgan Stanley                                       12,457,206
                                                                 ------------
                                                                   40,718,981
                                                                 ------------
              Health Care - Products -- 4.5%
    172,900   Baxter International, Inc.                            6,710,249
     91,400   Johnson & Johnson                                     5,412,708
                                                                 ------------
                                                                   12,122,957
                                                                 ------------
              Home Builders -- 1.0%
     74,000   Pulte Homes, Inc.                                     2,843,080
                                                                 ------------
              Household Products & Wares -- 2.1%
     71,200   Fortune Brands, Inc.                                  5,740,856
                                                                 ------------
              Insurance -- 1.9%
     61,000   Aflac, Inc.                                           2,752,930
     36,800   MGIC Investment Corp.                                 2,451,984
                                                                 ------------
                                                                    5,204,914
                                                                 ------------
              Leisure Time -- 6.1%
    195,400   Carnival Corp.                                        9,256,098
    143,900   Harley-Davidson, Inc.(c)                              7,465,532
                                                                 ------------
                                                                   16,721,630
                                                                 ------------
              Media -- 15.2%
    168,700   CBS Corp., Class B                                    4,045,426
    180,500   DIRECTV Group (The), Inc.(a)                          2,960,200
  1,012,300   Liberty Media Corp., Class A(a)                       8,310,983
    691,900   Time Warner, Inc.                                    11,617,001
    113,700   Viacom, Inc., Class B(a)                              4,411,560
    355,200   Walt Disney Co. (The)                                 9,906,528
                                                                 ------------
                                                                   41,251,698
                                                                 ------------
              Miscellaneous - Manufacturing -- 3.9%
    390,400   Tyco International, Ltd.                             10,493,952
                                                                 ------------
              Office & Business Equipment -- 1.6%
    280,000   Xerox Corp.(a)                                        4,256,000
                                                                 ------------
              Pharmaceuticals -- 1.0%
     55,200   Abbott Laboratories                                   2,344,344
     14,000   Schering-Plough Corp.                                   265,860
                                                                 ------------
                                                                    2,610,204
                                                                 ------------
              Restaurants -- 4.6%
    362,800   McDonald's Corp.                                     12,465,808
                                                                 ------------
              Retail -- 9.6%
     34,400   Costco Wholesale Corp.                                1,863,104
    210,300   Home Depot, Inc.                                      8,895,690
     72,700   Kohl's Corp.(a)                                       3,853,827
     71,800   Limited Brands, Inc.                                  1,756,228
    206,800   Wal-Mart Stores, Inc.                                 9,769,232
                                                                 ------------
                                                                   26,138,081
                                                                 ------------
              Savings & Loans -- 3.7%
    237,300   Washington Mutual, Inc.(c)                           10,113,726
                                                                 ------------
              Semiconductors -- 6.8%
    561,800   Intel Corp.                                          10,870,830
    232,000   Texas Instruments, Inc.                               7,533,040
                                                                 ------------
                                                                   18,403,870
                                                                 ------------
              Transportation -- 2.8%
     81,300   Union Pacific Corp.                                   7,589,355
                                                                 ------------
              Total Common Stocks
              (Identified Cost $228,515,554)                      268,418,285
                                                                 ------------

  Shares/
 Principal
  Amount
-----------
Short-Term Investments -- 6.7%
 14,288,306   State Street Navigator Securities Lending Prime
              Portfolio(d)                                         14,288,306
$ 4,035,077   Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 3/31/2006 at 2.950%
              to be repurchased at $4,036,069 on 4/03/2006,
              collateralized by $4,175,000 U.S. Treasury Note,
              4.000% due 6/15/2009 valued at $4,119,255(f)          4,035,077
                                                                 ------------
              Total Short-Term Investments
              (Identified Cost $18,323,383)                        18,323,383
                                                                 ------------
              Total Investments -- 105.5%
              (Identified Cost $246,838,937)(b)                   286,741,668
              Other assets less liabilities--(5.5)%               (15,001,306)
                                                                 ------------
              Net Assets -- 100%                                 $271,740,362
                                                                 ============

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HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2006 (Unaudited)

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At March 31, 2006, the net unrealized appreciation on
      investments based on cost of $246,838,937 for federal
      income tax purposes was as follows: Aggregate gross
      unrealized appreciation for all investments in which
      there is an excess of value over tax cost.               $45,877,024
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value.                                               (5,974,293)
                                                               -----------
    Net unrealized appreciation                                $39,902,731
                                                               ===========

    At December 31, 2005, the Fund had a capital loss carryover of approximately $109,993,224 of which $75,393,915 expires on December 31, 2009, 24,633,843 expires on December 31, 2010, and 9,965,466 expires on
    December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $13,988,425 and $14,288,306.

(d) Represents investment of securities lending collateral.

(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust II

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  May 24, 2006